November 8, 2012

Deborah O’Neal-Johnson, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Multi-Sector Account Portfolios, Inc.

 on behalf of the following series:

 T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

 File Nos.: 333-178660/811-22620

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497 of the Securities Act of 1933, as amended, we are hereby filing interactive data files that contain the information set forth in response to Items 2, 3, and 4 of Form N-1A for the T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio. The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the revised prospectus that was filed under Rule 497 on November 1, 2012. Although the primary reason for filing a revised prospectus was to reflect a change in portfolio management responsibilities, an XBRL filing is required because there were also slight changes made to the disclosure in response to Item 4.

Please contact me at 410-345-6628, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan
Gina Hogan